Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade receivables.
Summary of Trade Receivables

	31 December	31 December
	2023	2022
Receivables from subscribers	6,950,428	6,422,491
Undue assigned contracted receivables	624,799	856,167
Accounts and notes receivable	3,350,418	3,703,559
	10,925,645	10,982,217